PORTFOLIO OF INVESTMENTS
as of Auguts 31, 2025 (Unaudited)
1
Voya Target
Retirement 2065 Fund
tireme
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 26.5%
21,242  iShares Core S&P Mid-
Cap ETF
$ 1,384,129
6.0
63,978  Vanguard FTSE
Developed Markets
ETF
3,756,148
16.2
14,918  Vanguard FTSE
Emerging Markets ETF
768,725
3.3
4,142  Vanguard Long-Term
Treasury ETF
229,425
1.0
Total Exchange-Traded
Funds
(Cost $5,380,084)
6,138,427
26.5
MUTUAL FUNDS : 73.2%
Affiliated Investment Companies : 18.2%
78,496  Voya Intermediate
Bond Fund - Class R6
691,547
3.0
168,029  Voya Multi-Manager
International Equity
Fund - Class I
2,060,040
8.9
5,387  Voya Small Cap
Growth Fund - Class
R6
241,050
1.0
30,381  Voya Small Company
Fund - Class R6
473,938
2.1
58,197  Voya VACS Series
EME Fund
738,518
3.2
4,205,093
18.2
Unaffiliated Investment Companies : 55.0%
56,714  Fidelity 500 Index
Fund
12,746,961
55.0
Total Mutual Funds
(Cost $15,543,114)
16,952,054
73.2
Total Long-Term
Investments
(Cost $20,923,198)
23,090,481
99.7
Total Investments in
Securities
(Cost $20,923,198) $ 23,090,481 99.7
Assets in Excess of
Other Liabilities 63,615 0.3
Net Assets $ 23,154,096 100.0

PORTFOLIO OF INVESTMENTS
as of Auguts 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 6,138,427 $ — $ — $ 6,138,427
Mutual Funds 16,952,054 — — 16,952,054
Total Investments, at fair value $ 23,090,481 $ — $ — $ 23,090,481
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 640,955 $ 190,217 $ (149,327) $ 9,702 $ 691,547 $ 7,738 $ 292 $ —
Voya Multi-Manager International
Equity Fund - Class I
2,072,984 704,224 (718,463) 1,295 2,060,040 — 83,711 —
Voya Small Cap Growth Fund -
Class R6
— 291,462 (69,972) 19,560 241,050 — 2,257 —
Voya Small Company Fund - Class
R6
— 582,921 (140,485) 31,502 473,938 — 3,647 —
Voya VACS Series EME Fund
767,047 187,912 (277,517) 61,076 738,518 — 17,982 —
$ 3,480,986 $ 1,956,736 $ (1,355,764) $ 123,135 $ 4,205,093 $ 7,738 $ 107,889 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,167,433
Gross Unrealized Depreciation (150)
Net Unrealized Appreciation $ 2,167,283